Income Taxes - Gross roll forward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross roll forward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 19,379,313	$ 17,149,590
Statement of income (charge) credit	(8,348,938)	3,549,896
Other comprehensive income ("OCI") credit (charge)	385,147	(457,913)
Retained earnings credit		(15,589)
Spun-off Businesses		5,151
Deferred income tax account at end of period	$ 11,415,522	19,379,313
Spun-off Businesses
Gross roll forward of deferred income tax assets, net
Spun-off Businesses		$ (851,822)